CONVERTIBLE SENIOR NOTES, NET (Narrative) (Details) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($) Rate $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Ordinary shares, par value | ₪ / shares					₪ 0		₪ 0
Deferred taxes		$ (14,127)	$ (3,159)	$ (1,031)
Amount of increase liability for convertible senior notes		12,075
Amount of reduction of additional paid-in capital		13,770
Amount of increase to deferred tax assets		1,444
Amount of cumulative effect adjustment of net of estimated income tax effects		3,139
Amount of reduced interest expense		$ 3,053
Dilutive shares | shares		2,055,641
Effective interest rate						0.70%
Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount	$ 175,000					$ 200,000		$ 200,000
Maturity date	Oct. 15, 2025
Additional aggregate principal amount	$ 25,000
Conversion rate | Rate	13.4048
Principal amount of convertible notes in conversion	$ 1,000					$ 1,000
Conversion price | $ / shares	$ 74.6
Percentage of conversion price	130.00%					130.00%
Percentage of measurement period	98.00%
Percentage of redemption price equal to principal amount						100.00%
Percentage of repurchase price equal to principal amount						100.00%
Equity component, net of issuance costs						$ 518
Deferred taxes		$ 1,878
Estimated fair value of convertible senior notes						$ 245,000